UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        --------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2006
                         -----------------

Date of reporting period: JANUARY 31, 2006
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS at January 31, 2006 (Unaudited)

   SHARES                                                 VALUE     % OF TOTAL
   ------                                                 -----     ----------
            INVESTMENT COMPANIES
   808,785  AllianceBernstein International
              Growth Fund - Class A                    $ 13,846,405      3.0%
 1,233,193  AllianceBernstein International
              Value Fund - Class A                       23,726,635      5.2%
 1,239,214  AllianceBernstein Large Cap Growth
              Fund - Class A*<F1>                        26,804,191      5.8%
   658,312  Allianz CCM Mid-Cap
              Fund - Class D*<F1>                        18,709,240      4.1%
   249,742  BlackRock Global Resources
              Fund - Investor Class A                    18,838,046      4.1%
   283,278  BlackRock International Opportunities
              Portfolio - Service Class                  11,008,197      2.4%
    64,434  Columbia Acorn International
              Fund - Class Z                              2,346,699      0.5%
   589,847  Columbia Acorn Select Fund - Class Z         14,144,529      3.1%
   197,830  Energy Select Sector SPDR Index Fund         11,406,878      2.5%
   737,957  Excelsior Emerging Markets Fund               9,261,354      2.0%
    32,172  Fidelity International Small Cap Fund           946,187      0.2%
   126,729  Fidelity Latin America Fund                   4,765,025      1.0%
    59,936  Fidelity Leveraged Company Stock Fund         1,666,815      0.4%
   107,239  Fidelity Select Energy Service
              Portfolio*<F1>                              8,426,810      1.8%
    56,057  Fidelity Value Fund                           4,464,912      1.0%
   228,649  ICON Energy Fund                              8,640,653      1.9%
    91,500  iShares Goldman Sachs Natural
              Resources Index Fund                        9,228,690      2.0%
   141,300  iShares MSCI Austria Index Fund               4,323,780      0.9%
   163,602  iShares MSCI Brazil Index Fund                6,763,307      1.5%
   704,500  iShares MSCI EAFE Index Fund                 44,284,870      9.6%
    91,006  iShares MSCI Emerging Markets Index Fund      9,171,585      2.0%
   804,200  iShares MSCI Japan Index Fund                11,274,884      2.5%
   107,600  iShares MSCI Mexico Index Fund                4,179,184      0.9%
   146,700  iShares MSCI South Korea Index Fund           7,072,407      1.5%
    96,000  iShares S&P Latin America 40 Index Fund      13,856,640      3.0%
   709,041  Julius Baer International Equity
              Fund - Class A                             27,305,170      5.9%
   126,944  Legg Mason Value Trust - Institutional
              Class*<F1>                                  9,647,736      2.1%
   165,025  MidCap SPDR Trust                            23,412,097      5.1%
   845,269  Neuberger Berman International
              Fund - Investor Class                      19,948,355      4.3%
   891,056  Neuberger Berman Partners
              Fund - Investor Class                      26,767,317      5.8%
   415,065  Oppenheimer International Small
              Company Fund - Class A                      9,417,822      2.0%
   306,476  Pioneer Cullen Value Fund - Class A           5,501,241      1.2%
   242,047  Rydex Series Trust Sector Rotation
              Fund - Class H*<F1>                         3,386,243      0.7%
   753,523  Thornburg Core Growth
              Fund - Institutional Class                 12,629,041      2.7%
 1,107,681  Thornburg International Value
              Fund - Class A                             27,902,489      6.1%
    88,950  Transamerica Premier Equity
              Fund - Investor Class                       2,057,415      0.4%
                                                       ------------    ------
            TOTAL INVESTMENT COMPANIES
            (Cost $391,199,207)                        $457,132,849     99.2%
                                                       ------------    ------
            SHORT-TERM INVESTMENT
     2,378  Federated Cash Trust Money Market
            (Cost $2,378)                              $      2,378      0.0%
                                                       ------------    ------
            Total Investments (Cost $391,201,585)       457,135,227     99.2%
            Other Assets in Excess of Liabilities         3,537,889      0.8%
                                                       ------------    ------
            TOTAL NET ASSETS                           $460,673,116    100.0%
                                                       ------------    ------
                                                       ------------    ------

*<F1>     Non-Income Producing.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+<F2>:

Cost of investments                   $391,395,206
                                      ------------
Gross unrealized appreciation           66,042,640
Gross unrealized depreciation             (302,619)
                                      ------------
Net unrealized appreciation            $65,740,021

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS at January 31, 2006 (Unaudited)

   SHARES                                                  VALUE     % OF TOTAL
   ------                                                  -----     ----------
            INVESTMENT COMPANIES
   202,799  AllianceBernstein International
              Growth Fund - Class A                     $ 3,471,921      2.6%
   191,595  AllianceBernstein International Value
              Fund - Class A                              3,686,283      2.8%
   200,050  AllianceBernstein Large Cap Growth
              Fund - Class A*<F3>                         4,327,073      3.3%
    80,528  Allianz CCM Mid-Cap Fund - Class D*<F3>       2,288,594      1.7%
    14,930  Baron Partners Fund                             285,616      0.2%
    54,596  BlackRock Global Resources
              Fund - Investor Class A                     4,118,165      3.1%
    99,825  BlackRock International Opportunities
              Portfolio - Service Class                   3,879,220      2.9%
    20,923  Columbia Acorn International
              Fund - Class Z                                762,013      0.6%
   123,660  Columbia Acorn Select Fund - Class Z          2,965,370      2.2%
   175,608  Eaton Vance Greater India Fund - Class A      3,721,140      2.8%
    68,250  Energy Select Sector SPDR Index Fund          3,935,295      3.0%
   287,872  Excelsior Emerging Markets Fund               3,612,790      2.7%
    84,929  Excelsior Energy & Natural Resources Fund     2,341,483      1.8%
    33,417  Fidelity Select Brokerage &
              Investment Portfolio                        2,486,899      1.9%
    35,430  Fidelity Select Medical Delivery Portfolio    1,932,370      1.5%
    83,058  ICON Energy Fund                              3,138,758      2.4%
    47,901  iShares Goldman Sachs Natural Resources
              Index Fund                                  4,831,295      3.7%
   102,600  iShares MSCI Austria Index Fund               3,139,560      2.4%
   111,600  iShares MSCI Brazil Index Fund                4,613,544      3.5%
    51,800  iShares MSCI Canada Index Fund                1,236,984      0.9%
   113,050  iShares MSCI EAFE Index Fund                  7,106,323      5.4%
    45,244  iShares MSCI Emerging Markets Index Fund      4,559,690      3.5%
   684,300  iShares MSCI Japan Index Fund                 9,593,886      7.3%
   107,000  iShares MSCI Mexico Index Fund                4,155,880      3.1%
   126,900  iShares MSCI South Korea Index Fund           6,117,849      4.6%
    44,450  iShares S&P Latin America 40 Index Fund       6,415,913      4.9%
    86,113  Julius Baer International Equity
              Fund - Class A                              3,316,203      2.5%
    26,871  Legg Mason Value Trust - Institutional
              Class*<F3>                                  2,042,204      1.5%
    20,000  MidCap SPDR Trust                             2,837,400      2.2%
   140,412  Neuberger Berman International
              Fund - Investor Class                       3,313,724      2.5%
   106,825  Neuberger Berman Partners
              Fund - Investor Class                       3,209,038      2.4%
   231,170  Oppenheimer International Small Company
              Fund - Class A                              5,245,258      4.0%
   110,058  Rydex Series Trust Sector Rotation
              Fund - Class H*<F3>                         1,539,708      1.2%
   237,794  Thornburg Core Growth Fund _ Institutional
              Class                                       3,985,415      3.0%
   146,260  Thornburg International Value
              Fund - Class A                              3,684,296      2.8%
    51,790  US Global Investors Accolade
              Funds - Eastern European Fund               2,369,899      1.8%
                                                       ------------    ------
            TOTAL INVESTMENT COMPANIES
            (Cost $110,056,661)                        $130,267,059     98.7%
                                                       ------------    ------
            SHORT TERM INVESTMENT
 2,613,104  Federated Cash Trust Money Market
            (Cost $2,613,104)                          $  2,613,104      2.0%
                                                       ------------    ------
            Total Investments (Cost $112,669,765)       132,880,163    100.7%
            Liabilities in Excess of Other Assets          (921,320)   (0.7)%
                                                       ------------    ------
            TOTAL NET ASSETS                           $131,958,843    100.0%
                                                       ------------    ------
                                                       ------------    ------

*<F3>     Non-Income Producing.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+<F4>:

Cost of investments                   $112,757,141
                                      ------------
Gross unrealized appreciation           20,244,569
Gross unrealized depreciation             (121,547)
                                      ------------
Net unrealized appreciation            $20,123,022

+<F4> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                        FUNDX CONSERVATIVE UPGRADER FUND

     SCHEDULE OF INVESTMENTS at January 31, 2006 (Unaudited)

   SHARES                                                  VALUE     %  OF TOTAL
   ------                                                  -----     -----------
            INVESTMENT COMPANIES
   168,969  AllianceBernstein International
              Growth Fund - Class A                     $ 2,892,746      5.5%
   153,090  AllianceBernstein Large Cap Growth
              Fund - Class A*<F5>                         3,311,335      6.3%
     2,475  Alpine Realty Income & Growth
              Fund - Class Y                                 59,921      0.1%
    22,063  American Century Utilities
              Fund - Investor Class                         304,908      0.6%
    76,192  Analytic Defensive Equity
              Fund - Institutional Class                    982,872      1.9%
    62,483  BlackRock International Opportunities
              Portfolio - Service Class                   2,428,080      4.6%
    87,453  CGM Mutual Fund                               2,650,701      5.0%
    29,632  Columbia Acorn Select Fund - Class Z            710,566      1.3%
   110,112  Excelsior International Fund                  1,784,913      3.4%
   154,959  Fidelity Balanced Fund                        3,029,442      5.8%
    46,408  Fidelity International Discovery Fund         1,577,407      3.0%
    37,643  Fidelity Real Estate Investment Portfolio     1,247,099      2.4%
    65,986  Greenspring Fund                              1,491,948      2.8%
    16,100  iShares Cohen & Steers Realty
              Majors Index Fund                           1,290,737      2.5%
    39,050  iShares MSCI EAFE Index Fund                  2,454,683      4.7%
    71,477  Julius Baer International Equity
              Fund - Class A                              2,752,583      5.2%
   168,003  Leuthold Core Investment Fund                 2,983,730      5.7%
   171,161  Matthews Asian Growth & Income Fund           3,055,223      5.8%
     3,600  MidCap SPDR Trust                               510,732      1.0%
    63,835  Neuberger Berman International
              Fund - Investor Class                       1,506,499      2.9%
    62,922  Neuberger Berman Partners
              Fund - Investor Class                       1,890,179      3.6%
   186,548  Old Mutual Heitman REIT Fund - Class Z        2,501,613      4.8%
    78,555  PIMCO Commodity RealReturn Strategy
              Fund - Class D                              1,179,902      2.2%
   175,704  Rydex Series Trust Sector Rotation
              Fund - Class H*<F5>                         2,458,100      4.7%
    19,373  Stratton Growth Fund                            910,356      1.7%
   137,289  Thornburg Core Growth
              Fund - Institutional Class                  2,300,973      4.4%
    48,465  Thornburg International Value
              Fund - Class A                              1,220,847      2.3%
   318,870  Value Line Income & Growth Fund               2,783,739      5.3%
                                                        -----------    ------
            TOTAL INVESTMENT COMPANIES
            (Cost $47,343,093)                          $52,271,834     99.5%
                                                        -----------    ------
            SHORT-TERM INVESTMENT
   377,571  Federated Cash Trust Money Market
            (Cost $377,571)                             $   377,571      0.7%
                                                        -----------    ------
            Total Investments (Cost $47,720,664)         52,649,405    100.2%
            Liabilities in Excess of Other Assets          (133,499)   (0.2)%
                                                        -----------    ------
            TOTAL NET ASSETS                            $52,515,906    100.0%
                                                        -----------    ------
                                                        -----------    ------

*<F5>     Non-Income Producing.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+<F6>:

Cost of investments                    $47,727,394
                                       -----------
Gross unrealized appreciation            5,116,292
Gross unrealized depreciation             (194,281)
                                       -----------
Net unrealized appreciation             $4,922,011

+<F6> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS at January 31, 2006 (Unaudited)

    SHARES                                                  VALUE    % OF TOTAL
    ------                                                  -----    ----------
            INVESTMENT COMPANIES
   125,160  Buffalo Balanced Fund                       $ 1,345,471      3.2%
     3,846  Columbia High Yield Fund - Class Z               32,770      0.1%
    84,994  Columbia Income Fund - Class Z                  828,696      1.9%
   385,065  Eaton Vance Floating-Rate
              Fund - Institutional Class                  3,804,445      8.6%
   189,663  Eaton Vance Floating-Rate & High
              Income Fund - Advisers Class                1,839,733      4.2%
   278,805  Eaton Vance Strategic Income
              Fund - Class A                              2,230,436      5.1%
   346,972  Fidelity Capital & Income Fund                2,938,845      6.7%
   137,546  Fidelity Floating Rate High Income Fund       1,371,339      3.1%
   106,126  Fidelity Real Estate Income Fund              1,238,493      2.8%
    67,536  Gateway Fund                                  1,714,061      3.9%
   608,329  John Hancock High-Yield Fund - Class A        3,151,141      7.2%
   212,401  Loomis Sayles Bond
              Fund - Institutional Class                  2,943,876      6.7%
   502,025  MainStay High-Yield Corporate Bond
              Fund - Class A                              3,147,693      7.1%
    91,457  Matthews Asian Growth & Income Fund           1,632,498      3.7%
   306,710  Oppenheimer International Bond
              Fund - Class A                              1,815,726      4.1%
   492,947  Oppenheimer Strategic Income
              Fund - Class A                              2,085,165      4.7%
    57,787  Permanent Portfolio                           1,740,553      3.9%
   118,412  PIMCO Emerging Markets Bond
              Fund - Class D                              1,330,950      3.0%
   172,095  PIMCO Foreign Bond Fund U.S.
              Dollar - Class D                            1,784,627      4.0%
       276  PIMCO Total Return Fund - Class D                 2,897      0.0%
   293,046  Pioneer High Yield Fund - Class A             3,214,717      7.3%
   143,691  Pioneer Strategic Income Fund - Class A       1,485,766      3.4%
   174,660  Western Asset Core Plus Bond
              Portfolio - Institutional Class             1,961,435      4.4%
                                                        -----------    ------
            TOTAL INVESTMENT COMPANIES
            (Cost $42,993,075)                          $43,641,333     99.1%
                                                        -----------    ------
            SHORT TERM INVESTMENT
   230,043  Federated Cash Trust Money Market
            (Cost $230,043)                             $   230,043      0.5%
                                                        -----------    ------
            Total Investments (Cost $43,223,118)         43,871,376     99.6%
            Other Assets in Excess of Liabilities           184,052      0.4%
                                                        -----------    ------
            TOTAL NET ASSETS                            $44,055,428    100.0%
                                                        -----------    ------
                                                        -----------    ------

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+<F7>:

Cost of investments                    $43,254,186
                                       -----------
Gross unrealized appreciation              932,094
Gross unrealized depreciation             (314,904)
                                       -----------
Net unrealized appreciation            $   617,190

+<F7> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                           FUNDX STOCK UPGRADER FUND

SCHEDULE OF INVESTMENTS at January 31, 2006 (Unaudited)
     SHARES                                                           VALUE
     ------                                                           -----
            COMMON STOCKS: 94.5%
            BIOTECHNOLOGY: 1.8%
     9,265  Applera Corp - Applied Biosystems Group               $   262,570
     7,662  MedImmune, Inc.*<F8>                                      261,428
                                                                  -----------
                                                                      523,998
                                                                  -----------
            CAPITAL MARKETS: 5.5%
    16,309  The Charles Schwab Corp.                                  241,210
    23,062  E*Trade Financial Corp.*<F8>                              548,645
     2,655  Franklin Resources, Inc.                                  261,517
    12,452  Janus Capital Group, Inc.                                 260,122
     1,971  Lehman Brothers Holdings, Inc.                            276,827
                                                                  -----------
                                                                    1,588,321
                                                                  -----------
            CHEMICALS: 1.9%
     6,539  Monsanto Co.                                              553,265
                                                                  -----------
            COMMERCIAL SERVICES & SUPPLIES: 3.5%
    12,178  Monster Worldwide, Inc.*<F8>                              519,514
    13,406  Robert Half International, Inc.                           489,721
                                                                  -----------
                                                                    1,009,235
                                                                  -----------
            COMMUNICATIONS EQUIPMENT: 3.8%
    73,241  Ciena Corp.*<F8>                                          292,964
    11,283  Corning, Inc.*<F8>                                        274,741
    91,623  JDS Uniphase Corp.*<F8>                                   286,780
    10,872  Motorola, Inc.                                            246,903
                                                                  -----------
                                                                    1,101,388
                                                                  -----------
            COMPUTERS & PERIPHERALS: 2.6%
     6,592  Apple Computer, Inc.*<F8>                                 497,762
     8,263  Hewlett-Packard Co.                                       257,640
                                                                  -----------
                                                                      755,402
                                                                  -----------
            CONSTRUCTION & ENGINEERING: 1.9%
     6,377  Fluor Corp.                                               560,857
                                                                  -----------
            DIVERSIFIED FINANCIAL SERVICES: 1.8%
     8,271  Moody's Corp.                                             523,720
                                                                  -----------
            DIVERSIFIED TELECOMMUNICATION SERVICES: 2.0%
    94,556  Qwest Communications International, Inc.*<F8>             569,227
                                                                  -----------
            ELECTRIC UTILITIES: 1.9%
     7,895  Allegheny Energy, Inc.*<F8>                               274,667
     5,239  TXU Corp.                                                 265,303
                                                                  -----------
                                                                      539,970
                                                                  -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.8%
     7,543  Agilent Technologies, Inc.*<F8>                           255,783
     6,818  Jabil Circuit, Inc.*<F8>                                  275,447
                                                                  -----------
                                                                      531,230
                                                                  -----------
            ENERGY EQUIPMENT & SERVICES: 8.9%
    13,250  BJ Services Co.                                           536,492
     3,651  Halliburton Co.                                           290,437
     7,323  National-Oilwell Varco, Inc.*<F8>                         557,061
     4,803  Schlumberger Ltd.                                         612,142
     6,873  Transocean, Inc.*<F8>                                     557,744
                                                                  -----------
                                                                    2,553,876
                                                                  -----------
            FOOD & STAPLES RETAILING: 1.8%
     6,956  Whole Foods Market, Inc.                                  513,840
                                                                  -----------
            HEALTH CARE PROVIDERS & SERVICES: 9.9%
     2,802  Aetna, Inc.                                               271,234
     5,174  Caremark Rx, Inc.*<F8>                                    255,078
     4,442  Coventry Health Care, Inc.*<F8>                           264,610
     5,761  Express Scripts, Inc.*<F8>                                525,922
     9,221  Humana, Inc.*<F8>                                         514,255
     9,805  McKesson Corp.                                            519,665
     4,181  UnitedHealth Group, Inc.                                  248,435
     3,377  WellPoint, Inc.*<F8>                                      259,354
                                                                  -----------
                                                                    2,858,553
                                                                  -----------
            HOTELS RESTAURANTS & LEISURE: 1.9%
     6,592  Darden Restaurants, Inc.                                  268,031
     4,527  Wendy's International, Inc.                               266,867
                                                                  -----------
                                                                      534,898
                                                                  -----------
            INSURANCE: 5.2%
     4,601  ACE Ltd.                                                  251,905
    14,320  Aon Corp.                                                 490,030
     2,633  Loews Corp.                                               259,851
     2,268  The Progressive Corp.                                     238,231
     3,431  Prudential Financial, Inc.                                258,491
                                                                  -----------
                                                                    1,498,508
                                                                  -----------
            METALS & MINING: 8.4%
    12,224  Allegheny Technologies, Inc.                              633,814
     8,866  Freeport-McMoRan Copper & Gold, Inc. - Class B            569,640
     4,499  Newmont Mining Corp.                                      278,038
     3,545  Nucor Corp.                                               298,595
     3,390  Phelps Dodge Corp.                                        544,095
                                                                  -----------
                                                                    2,324,182
                                                                  -----------
            MULTILINE RETAIL: 1.0%
     6,567  Nordstrom, Inc.                                           273,975
                                                                  -----------
            OIL & GAS: 6.7%
     1,854  Amerada Hess Corp.                                        286,999
     3,731  Devon Energy Corp.                                        254,492
     6,480  EOG Resources, Inc.                                       547,819
     3,797  Marathon Oil Corp.                                        291,875
     8,821  Valero Energy Corp.                                       550,695
                                                                  -----------
                                                                    1,931,880
                                                                  -----------
            OIL, GAS & CONSUMABLE FUELS: 3.9%
     6,016  Sunoco, Inc.                                              572,723
    10,975  XTO Energy, Inc.                                          538,653
                                                                  -----------
                                                                    1,111,376
                                                                  -----------
            PHARMACEUTICALS: 1.9%
    29,124  King Pharmaceuticals, Inc.*<F8>                           546,075
                                                                  -----------
            ROAD & RAIL: 2.1%
     7,367  Burlington Northern Santa Fe Corp.                        590,244
                                                                  -----------
            SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 6.9%
    14,109  Advanced Micro Devices, Inc.*<F8>                         590,603
     4,658  Broadcom Corp. - Class A*<F8>                             317,676
    10,056  Freescale Semiconductor, Inc. - Class A*<F8>              253,009
     9,173  National Semiconductor Corp.                              258,770
    12,434  NVIDIA Corp.*<F8>                                         559,033
                                                                  -----------
                                                                    1,979,091
                                                                  -----------
            SOFTWARE: 3.6%
     6,575  Adobe Systems, Inc.                                       261,159
    28,367  Compuware Corp.*<F8>                                      233,744
    56,420  Novell, Inc.*<F8>                                         549,531
                                                                  -----------
                                                                    1,044,434
                                                                  -----------
            SPECIALTY RETAIL: 3.8%
    22,260  Circuit City Stores, Inc.                                 561,175
    16,453  Office Depot, Inc.*<F8>                                   545,417
                                                                  -----------
                                                                    1,106,592
                                                                  -----------
            TOTAL COMMON STOCKS
            (Cost $24,770,718)                                    $27,124,137
                                                                  -----------
            SHORT-TERM INVESTMENT: 5.5%
 1,583,067  Fidelity Institutional Money Market Portfolio
            (Cost $1,583,067)                                     $ 1,583,067
                                                                  -----------
            Total Investments (Cost $26,353,785): 100.0%           28,707,204
            Other Assets in Excess of Liabilities: (0.0)%               5,153
                                                                  -----------
            TOTAL NET ASSETS: 100.0%                              $28,712,357
                                                                  -----------
                                                                  -----------

*<F8>     Non-Income Producing.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows+<F9>:

Cost of investments                    $26,353,785
                                       -----------
Gross unrealized appreciation            2,538,253
Gross unrealized depreciation             (184,834)
                                       -----------
Net unrealized appreciation            $ 2,353,419

+<F9> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F10>/s/ Robert M. Slotky
                                   -----------------------------------
                                   Robert M. Slotky, President

     Date  March 26, 2006
           -----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F10>/s/ Robert M. Slotky
                                   ---------------------------------------
                                   Robert M. Slotky, President

     Date  March 26, 2006
           ---------------------------------------------------------------

     By (Signature and Title)*<F10>/s/Eric W. Falkeis
                                   ---------------------------------------
                                   Eric W. Falkeis, Treasurer

     Date  March 26, 2006
           ---------------------------------------------------------------

*<F10> Print the name and title of each signing officer under his or her signature.